Borrowings and Debentures (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Short-term borrowings
(1)	Short-term borrowings as of December 31, 2025 and 2024 are as follows:

(In millions of won)
Lender	Annual interest rate (%)	Maturity	December 31, 2025		December 31, 2024
SK Securities Co., Ltd.	3.62	Oct. 2, 2025	₩	—	50,000
Shinhan Securities Co., Ltd.	3.62	Oct. 2, 2025		—	50,000
Bank of China Ltd.	2.83	Oct. 29, 2026		130,000	—

			₩	130,000	100,000

Long-term borrowings
(2)	Long-term borrowings as of December 31, 2025 and 2024 are as follows:

(In millions of won)
Lender	Annual interest rate (%)	Maturity	December 31, 2025		December 31, 2024
Korea Development Bank(*1)	1.87	Feb. 10, 2026	₩	3,125	15,625
DBS Bank Ltd.	2.63	Mar. 10, 2025		—	200,000
Credit Agricole CIB	4.89	Nov. 28, 2025		—	50,000
Mizuho Bank, Ltd.(*2)	3M CD + 1.05	Jul. 25, 2025		—	50,000
DBS Bank Ltd.(*2)	3M CD + 0.075	Oct. 8, 2026		200,000	200,000
Industrial and Commercial Bank of China Ltd.	2.70	Sep. 13, 2027		100,000	—
Mizuho Bank, Ltd.	2.75	Sep. 22, 2027		200,000	—

				503,125	515,625
Less: present value discount				—	(25)

				503,125	515,600
Less: current portions				(203,125)	(312,475)

			₩	300,000	203,125

(*1)	The long-term borrowings are to be repaid by installments on an annual basis from 2022 to 2026.
(*2)	Applied interest rate is the 3M CD rate of 2.85% and 3.41% as of December 31, 2025 and 2024, respectively.

Debentures
(3)	Debentures as of December 31, 2025 and 2024 are as follows:

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2025		December 31, 2024
Unsecured corporate bonds	Operating fund	2032	3.45	₩	90,000	90,000
Unsecured corporate bonds		2033	3.22		130,000	130,000
Unsecured corporate bonds	Operating and refinancing fund	2025	2.49		—	150,000
Unsecured corporate bonds	Operating fund	2030	2.61		50,000	50,000
Unsecured corporate bonds		2025	2.66		—	70,000
Unsecured corporate bonds		2030	2.82		90,000	90,000
Unsecured corporate bonds	Refinancing fund	2025	2.55		—	100,000
Unsecured corporate bonds		2035	2.75		70,000	70,000
Unsecured corporate bonds	Operating fund	2026	2.08		90,000	90,000
Unsecured corporate bonds		2036	2.24		80,000	80,000
Unsecured corporate bonds		2026	1.97		120,000	120,000
Unsecured corporate bonds		2031	2.17		50,000	50,000
Unsecured corporate bonds	Refinancing fund	2027	2.55		100,000	100,000
Unsecured corporate bonds	Operating and refinancing fund	2032	2.65		90,000	90,000
Unsecured corporate bonds	Refinancing fund	2027	2.84		100,000	100,000
Unsecured corporate bonds	Operating fund	2028	3.00		200,000	200,000
Unsecured corporate bonds		2038	3.02		90,000	90,000

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2025	December 31, 2024
Unsecured corporate bonds		2038	2.44	50,000	50,000
Unsecured corporate bonds		2029	2.19	50,000	50,000
Unsecured corporate bonds		2039	2.23	50,000	50,000
Unsecured corporate bonds	Operating and refinancing fund	2029	1.50	120,000	120,000
Unsecured corporate bonds	Refinancing fund	2039	1.52	50,000	50,000
Unsecured corporate bonds		2049	1.56	50,000	50,000
Unsecured corporate bonds	Operating fund	2029	1.79	40,000	40,000
Unsecured corporate bonds		2039	1.81	60,000	60,000
Unsecured corporate bonds		2025	1.75	—	130,000
Unsecured corporate bonds		2030	1.83	50,000	50,000
Unsecured corporate bonds		2040	1.87	70,000	70,000
Unsecured corporate bonds	Refinancing fund	2025	1.40	—	140,000
Unsecured corporate bonds		2030	1.59	40,000	40,000
Unsecured corporate bonds		2040	1.76	110,000	110,000
Unsecured corporate bonds		2026	1.39	80,000	80,000
Unsecured corporate bonds		2031	1.80	50,000	50,000
Unsecured corporate bonds		2041	1.89	100,000	100,000
Unsecured corporate bonds		2026	2.69	70,000	70,000
Unsecured corporate bonds		2041	2.68	40,000	40,000
Unsecured corporate bonds		2025	3.80	—	240,000
Unsecured corporate bonds		2027	3.84	70,000	70,000
Unsecured corporate bonds		2042	3.78	40,000	40,000
Unsecured corporate bonds		2025	4.00	—	300,000
Unsecured corporate bonds		2027	4.00	95,000	95,000
Unsecured corporate bonds		2025	4.73	—	110,000
Unsecured corporate bonds		2027	4.74	60,000	60,000
Unsecured corporate bonds		2032	4.69	40,000	40,000
Unsecured corporate bonds		2026	3.65	110,000	110,000
Unsecured corporate bonds		2028	3.83	190,000	190,000
Unsecured corporate bonds		2026	3.72	80,000	80,000
Unsecured corporate bonds		2028	3.80	200,000	200,000
Unsecured corporate bonds		2030	3.96	70,000	70,000
Unsecured corporate bonds		2026	4.54	115,000	115,000
Unsecured corporate bonds		2028	4.68	100,000	100,000
Unsecured corporate bonds		2030	4.72	50,000	50,000
Unsecured corporate bonds		2033	4.72	30,000	30,000
Unsecured corporate bonds		2027	3.72	180,000	180,000
Unsecured corporate bonds		2029	3.73	110,000	110,000
Unsecured corporate bonds		2034	3.92	110,000	110,000
Unsecured corporate bonds		2027	2.91	170,000	170,000
Unsecured corporate bonds		2029	2.92	90,000	90,000
Unsecured corporate bonds		2034	2.96	40,000	40,000
Unsecured corporate bonds		2028	2.98	190,000	—

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2025	December 31, 2024
Unsecured corporate bonds		2030	3.05	70,000	—
Unsecured corporate bonds		2035	3.17	140,000	—
Unsecured corporate bonds		2028	2.67	80,000	—
Unsecured corporate bonds		2030	2.82	190,000	—
Unsecured corporate bonds		2035	3.06	40,000	—
Unsecured corporate bonds(*1)	Operating and refinancing fund	2026	1.86	50,000	50,000
Unsecured corporate bonds(*1)		2025	1.64	—	100,000
Unsecured corporate bonds(*1)	Refinancing fund	2025	1.41	—	160,000
Unsecured corporate bonds(*1)		2025	2.58	—	100,000
Unsecured corporate bonds(*1)		2032	2.92	50,000	50,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2025	4.21	—	50,000
Unsecured corporate bonds(*1)		2026	4.28	100,000	100,000
Unsecured corporate bonds(*1)		2028	4.37	90,000	90,000
Unsecured corporate bonds(*1)	Facility fund	2026	4.87	100,000	100,000
Unsecured corporate bonds(*1)		2028	5.00	60,000	60,000
Unsecured corporate bonds(*1)	Refinancing fund	2027	3.89	170,000	170,000
Unsecured corporate bonds(*1)		2029	3.93	60,000	60,000
Unsecured corporate bonds(*1)	Facility and Refinancing fund	2027	3.06	130,000	130,000
Unsecured corporate bonds(*1)		2029	3.06	115,000	115,000
Unsecured corporate bonds(*1)		2031	3.11	50,000	50,000
Unsecured corporate bonds(*1)	Refinancing fund	2028	2.76	50,000	—
Unsecured corporate bonds(*1)		2030	2.87	120,000	—
Unsecured corporate bonds(*1)		2035	2.97	30,000	—
Unsecured corporate bonds(*1)	Business acquisition fund	2030	3.09	480,000	—
Unsecured corporate bonds(*1)		2035	3.38	50,000	—
Registered unsecured private exchangeable bond(*2)	Refinancing fund	2027	—	7,008	—
Unsecured global bonds	Operating fund	2027	6.63	573,960 (USD 400,000)	588,000 (USD 400,000)
Unsecured global bonds(*1)	Refinancing fund	2028	4.88	430,470 (USD 300,000)	441,000 (USD 300,000)
Floating rate notes(*3)	Operating fund	2025	SOFR rate + 1.17	—	441,000 (USD 300,000)
		2028	SOFR rate + 0.59	430,470 (USD 300,000)	—
Convertible bonds(*4)		2028	—	—	4,410 (USD 3,000)
Convertible bonds(*4)		2028	—	—	23,741 (USD 16,150)

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2025		December 31, 2024
Convertible bonds(*4)		2028	—		—	11,392 (USD 7,750)
Convertible bonds(*4)		2028	—		—	11,760 (USD 8,000)

					8,236,908	8,526,303
Less: discounts on bond					(23,004)	(15,023)

					8,213,904	8,511,280
Less: current portions of bonds					(919,459)	(2,147,634)

				₩	7,294,445	6,363,646

(*1)	Unsecured corporate bonds were issued by SK Broadband Co., Ltd., a subsidiary of the Parent Company.
(*2)	Exchangeable bonds were issued by SAPEON Inc., a subsidiary of the Parent Company.
(*3)	Applied interest rates are SOFR rate of 4.20% and 4.49% as of December 31, 2025 and 2024, respectively.
(*4)	Convertible bonds were issued by SAPEON Inc., a subsidiary of the Parent Company, and redeemed on February 7, 2025, pursuant to an early redemption request.